PAID-IN CAPITAL (Details) (EUR €)	0 Months Ended	1 Months Ended
	Sep. 10, 2010	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Nov. 26, 2010	Feb. 18, 2010	May 21, 2009	May 15, 2008
Paid In Capital Textual Details [Abstract]
Bank's Share Capital Increase		€ 350,000,000
Nominal Value of Bank's repurchase of Law 3723/2008 preferred shares.						350,000,000
The amount, as at the time of the assignment, of the right to issue bonds convertible to shares.							1,696,300,000
Issuance of preferred stock - Par value per share					€ 5.00			€ 5.0
Common Stock Par Or Stated Value Per Share	€ 5.0		€ 5.0	€ 5.0
Subscription price of new ordinary shares.	€ 5.2
Par value of convertible bonds to ordinary shares.	€ 5.0
Subscription price of convertible bonds to ordinary shares.	€ 5.2
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.			10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.			2.00%
Maximum percentage of a paid-up shared capital for share caital increase purposes							50.00%		50.00%
Shares Issued through a Right Issue	121,408,315
Issuance of common stock from convertion of convertible bonds	227,640,590
The total capital raised from the increase of the Bank's ordinary share capital.	631,323,000
The total capital credited to common stock.	607,041,000
The total capital credited to additional paid-in capital.	24,282,000
Proceeds From Issuance Of Common Stock From Convertible Bonds	1,183,731,000
Additional paid in capital common stock from convertible bonds	45,528,000
The total capital credited to common stock from the increase of the Bank's ordinary share capital through offering of convertible bonds for ordinary shares.	€ 1,138,203,000
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.								130
Issue Of Redeemable Preference Shares					200,000,000	70,000,000		70,000,000